Fair Value Measurements (Tables)	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Summary of fair value measurements of the Fund's investments and indicate the fair value hierarchy of the valuation techniques utilized by the Fund

As of June 30, 2023
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets:
Debt Investments(1)	$—	$—	$935,310,172	$935,310,172
Money Market Funds(1)(2)	2,771,624	—	—	2,771,624
Total Assets	$2,771,624	$—	$935,310,172	$938,081,796
(1)	Refer to the Schedule of Investments for further details.
(2)	Included in restricted cash and cash equivalents on the Statement of Financial Condition.

Summary of changes in investments measured at fair value using Level 3 inputs

Period from June 8, 2023
(commencement of operations) to
June 30, 2023
Debt Investments
Fair value, June 8, 2023 (commencement of operations)	$—
Net change in unrealized appreciation (depreciation) on investments	(190,786)
Net translation of investments in foreign currencies	(67,123)
Realized gain (loss) on translation of investments in foreign currencies	(148)
Purchases of investments	936,995,797
PIK interest	205,621
Proceeds from principal payments	(1,907,839)
Accretion of discounts and amortization of premiums	274,650
Fair value, June 30, 2023	$935,310,172

The following table presents the changes in investments measured at fair value using Level 3 inputs for the period from June 30, 2023 (commencement of operations) to September 30, 2023:

	Period from June 30, 2023 (commencement of operations) to
	September 30, 2023
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$—	$—	$—
Net change in unrealized appreciation (depreciation) on investments	649	—	649
Net translation of investments in foreign currencies	(1,635)	—	(1,635)
Realized gain (loss) on investments	89	—	89
Realized gain (loss) on translation of investments in foreign currencies	95	—	95
Fundings of (proceeds from) revolving loans, net	(63)	—	(63)
Purchases and fundings of investments	1,059,408	94	1,059,502
PIK interest and non-cash dividends	513	—	513
Proceeds from principal payments	(21,647)	—	(21,647)
Accretion of discounts and amortization of premiums	1,196	—	1,196
Fair value, end of period	$1,038,605	$94	$1,038,699

Summary of quantitative information about the significant unobservable inputs of the Fund's Level 3 investments

Quantitative information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable	Range
	June 30, 2023	Techniques	Input	(Weighted Average)(1)
Debt Investments(2)	$935,310,172	Market rate approach	Market interest rate	8.0% - 14.3% (10.0%)
		Market comparable companies	EBITDA multiples	9.0x - 30.0x (16.1x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.0x)
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Fund valued $831,715,991 and $103,594,181 of loans using EBITDA and revenue multiples, respectively. All loans were also valued using the market rate approach.

The following table presents quantitative information about the significant unobservable inputs of the Company’s Level 3 investments as of September 30, 2023:

Quantitative information about Level 3 Fair Value Measurements
	Fair Value as of			Range
	September 30, 2023	Valuation Techniques	Unobservable Input	(Weighted Average)(1)
Assets, at fair value:
Senior secured loans	$54,482	Yield analysis	Market interest rate	8.3% - 13.3% (9.6%)
		Market comparable companies	EBITDA multiples	8.0x - 24.0x (16.1x)
	22,495	Broker quotes	Broker quotes	N/A
One stop loans(2)	$961,628	Yield analysis	Market interest rate	8.5% - 19.5% (10.3%)
		Market comparable companies	EBITDA multiples	9.0x - 27.0x (16.3x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.5x)
Equity(3)	$94	Market comparable companies	EBITDA multiples	22.1x
			Revenue multiples	5.5x
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $875,119 and $86,509 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $90 and $4 of equity investments using EBITDA and revenue multiples, respectively.

Summary of carrying value and fair value of the Fund's debt

	As of June 30, 2023
	Carrying Value	Fair Value
Debt	$498,641,492	$498,641,492
The following is the carrying value and fair value of the Company’s debt as of September 30, 2023:

	As of September 30, 2023
	Carrying Value	Fair Value
Debt	$572,270	$572,270